FHLB Advances (Schedule Of Federal Home Loan Advances Pledged By Assets) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	$ 47,660,000.00	$ 36,887,000.00
Securities [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	3,530,000	4,208,000
Cash [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	3,300,000	3,300,000
Single-Family Mortgage Loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	29,490,000	19,978,000
Multi-Family Mortgage Loans [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	8,185,000	6,291,000
Commercial Real Estate [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Collateral pledged to secure advances	$ 3,155,000	$ 3,110,000